Capital management	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Capital management
36 Capital Management

(i)    Minimum capital requirements
Although capital is managed considering the consolidated position, certain subsidiaries are subject to minimum capital requirement from local regulators.
The subsidiary Banco XP, leader of the Prudential Conglomerate (which includes XP CCTVM, XP DTVM, XP Serviços Financeiros DTVM and some proprietary funds), under BACEN regulation regime, is required to maintain a minimum capital and follow aspects from the Basel Accord.
The subsidiary XP Vida e Previdência operates in retirement plans business and is oversight by the SUSEP, being required to present Adjusted Shareholders' Equity (PLA) equal to or greater than the Minimum Required Capital (“CMR”), CMR is equivalent to the highest value between base capital and Venture Capital Liquidity (“CR”).
On December 31, 2025 the subsidiaries Banco XP and XP Vida e Previdência were in compliance with all capital requirements.
There is no requirement for compliance with a minimum capital for the other Group companies.